Consolidated Balance Sheets	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,537,557,823	$ 235,641,046	¥ 2,860,938,368
Restricted cash and cash equivalents	135,404,201	20,751,602	1,257,648,990
Time deposits			231,131,760
Short-term investments	5,042,314,438	772,768,496
Short-term loan principal and financing service fee receivables (net of allowance of RMB 1,528,818,175 and RMB 849,234,936 (US$ 130,150,948) as of December 31, 2019 and 2020, respectively)	3,940,461,302	603,902,115	7,894,697,458
Short-term finance lease receivables (net of allowance of RMB 24,749,828 and RMB 21,151,963 (US$ 3,241,680) as of December 31, 2019 and 2020, respectively; including unearned revenue of RMB 21,691,725 and RMB 7,453,471 (US$ 1,142,295) as of December 31, 2019 and 2020, respectively)	179,612,841	27,526,872	398,255,871
Short-term contract assets (net of allowance of RMB nil and RMB 95,778 (US$14,679) as of December 31, 2019 and 2020, respectively)	92,812,707	14,224,170	2,741,914,258
Other current assets (net of allowance of RMB 27,259,988 and RMB 160,745,160 (US$ 24,635,274) as of December 31, 2019 and 2020, respectively)	762,312,764	116,829,542	1,638,904,061
Total current assets	11,690,476,076	1,791,643,843	17,023,490,766
Non-current assets:
Long-term loan principal and financing service fee receivables (net of allowance of RMB 34,726 and RMB nil (US$ nil) as of December 31, 2019 and 2020, respectively)			423,585
Long-term finance lease receivables (net of allowance of RMB 15,183,208 and RMB 3,397,366 (US$ 520,669) as of December 31, 2019 and 2020, respectively; including unearned revenue of RMB 50,355,135 and RMB 4,737,540 (US$ 726,060) as of December 31, 2019 and 2020, respectively)	28,771,351	4,409,402	239,696,597
Operating lease right-of-use assets	210,898,398	32,321,594	148,851,099
Investment in equity method investee (including amounts measured at fair value of RMB nil and RMB 306,275,523 (US$ 46,938,777) as of December 31, 2019 and 2020, respectively)	349,275,523	53,528,816	44,779,440
Long-term investments	209,868,073	32,163,689	223,157,973
Property and equipment, net	302,969,361	46,432,086	92,820,570
Intangible assets	8,478,390	1,299,370	6,803,258
Long-term contract assets (net of allowance of RMB nil and RMB 23,174 (US$3,551) as of December 31, 2019 and 2020, respectively)	23,093,566	3,539,244	273,596,933
Deferred tax assets	154,959,777	23,748,625	290,284,829
Other non-current assets	419,241,195	64,251,524	17,698,520
Total non-current assets	1,707,555,634	261,694,350	1,338,112,804
TOTAL ASSETS	13,398,031,710	2,053,338,193	18,361,603,570
Current liabilities:
Short-term borrowings and interest payables			1,049,570,333
Short-term lease liabilities	23,763,237	3,641,875	21,918,649
Accrued expenses and other current liabilities	336,790,094	51,615,342	718,265,702
Guarantee liabilities and risk assurance liabilities (including amounts of guarantee liabilities of RMB 263,465,921 and RMB 11,697,633 (US$ 1,792,741), risk assurance liabilities of RMB 1,254,361,399 and RMB 19,701,689 (US$ 3,019,416) as of December 31, 2019 and 2020, respectively).	31,399,322	4,812,157	1,517,827,320
Income tax payable	80,655,585	12,361,009	589,739,224
Total current liabilities	472,608,238	72,430,383	3,897,321,228
Non-current liabilities:
Long-term borrowings and interest payables	102,415,457	15,695,855
Convertible senior notes	822,004,519	125,977,704	2,339,551,570
Deferred tax liabilities	10,923,276	1,674,065	178,984,764
Long-term lease liabilities	80,236,369	12,296,762	21,694,379
Total non-current liabilities	1,015,579,621	155,644,386	2,540,230,713
Total liabilities	1,488,187,859	228,074,769	6,437,551,941
Commitments and contingencies
Equity:
Treasury shares	(371,551,131)	(56,942,702)	(362,130,324)
Additional paid-in capital	4,007,259,660	614,139,411	3,967,733,108
Accumulated other comprehensive loss	(51,419,766)	(7,880,424)	(12,965,166)
Retained earnings	8,315,379,200	1,274,387,616	8,331,238,537
Total shareholders' equity	11,899,843,851	1,823,730,857	11,924,051,629
Non-controlling Interests	10,000,000	1,532,567
Total equity	11,909,843,851	1,825,263,424	11,924,051,629
TOTAL LIABILITIES AND EQUITY	13,398,031,710	2,053,338,193	18,361,603,570
Class A Voting Ordinary Shares [Member]
Equity:
Common stock	132,052	20,238	131,638
Class B Voting Ordinary Shares [Member]
Equity:
Common stock	¥ 43,836	$ 6,718	¥ 43,836